SHARE-BASED COMPENSATION PLANS	12 Months Ended
Mar. 31, 2021
SHARE-BASED COMPENSATION PLANS
SHARE-BASED COMPENSATION PLANS

19.SHARE-BASED COMPENSATION PLANS

On September 28, 2020, the Board of Directors of Just Energy approved a new compensation plan referred to as the Just Energy Group Inc., 2020 Equity Compensation Plan (“Equity Plan”).  The Equity Plan includes options, RSUs,  DSUs and PSUs.

Under the Equity Plan, the Company is required to reserve a certain number of (i) Options issuable and (ii) other securities issuable under the Plan. The Equity plan includes a 5% cap on the total number of equity-based securities that can be issued (5% of the issued and outstanding common shares). Accordingly, there is a separate record for options and a separate record for all the other securities (RSUs, DSUs, PSUs) for TSX purposes. Amounts reserved for the various security types can be amended at any time. [The 2020 Equity Compensation Plan was amended on June 25, 2021 to comply with the requirements of the TSX Venture Exchange. The cap was adjusted to XX.]

(a)	Stock option plan

Under the Equity Plan, 650,000 options were issued to management on October 12, 2020 with an exercise price of $8.46.  The exercise price was based on the higher of the closing price on October 9, 2020 or the five-day volume weighted trading price as of October 9, 2020. The estimated market price of the options was $5.70 based on the Black Scholes option pricing model.  The options vest over a three-year period and the option value is being amortized as share-based compensation over the vesting period of the options.

(b)	Restricted Share Units

Under the Equity Plan, 23,513 RSU’s which were granted to one employee based on the five-day volume weighted trading price as of October 9, 2020 of $8.37 with vesting date of December 1, 2020. Related share-based compensation was recognized in its entirety in the current year. The RSUs were exchanged/cancelled in December 2020.

(c)Deferred Share Units

Under the Equity Plan, 190,983 DSUs were granted to company directors in lieu of materially all their annual cash retainers based on the 5-day volume weighted trading price as of October 9, 2020 of $8.37.  These units were vested immediately on October 12, 2020 and expensed in the current year. There were an additional 4,054 DSUs issued on February 3, 2021.

(d)Performance Share Units

The Equity Plan also includes the issuance of PSU’s. The Board of Directors, in its sole discretion, determine the performance period applicable to each grant of PSU’s at the time of such grant. Unless otherwise specified by the Board of Directors, the performance period applicable to a grant of a period is 36 months starting on the first day and ending on the last day of the Company’s fiscal year.

As at March 31, 2021, no PSUs were granted to any employees.

Pre-Recapitalization Stock-based Compensation Plan

Just Energy granted awards under its 2010 share option plan (formerly the 2001 Unit Option Plan) to directors, officers, full-time employees and service providers (non-employees) of Just Energy and its subsidiaries and affiliates. The Company’s previous stock-based compensation plan grants awarded under the 2010 RSGs Plan (formerly the 2004 unit appreciation rights) were in the form of fully paid RSGs to senior officers, employees and service providers of its subsidiaries and affiliates. The previous plan also granted awards under the 2013 performance bonus incentive plan (the “PBG Plan”) in the form of fully paid Performance Bonus Grants to senior officers, employees, consultants and service providers of its subsidiaries and affiliates. Additionally, the previous plan granted awards under its 2010 Directors’ Compensation Plan (formerly the 2004 Directors’ deferred unit grants, “DUGs”) to all independent directors on the basis that each director is required to annually receive 15% of their compensation entitlement in Deferred Share Grants. As a result of the September Recapitalization, all existing restricted share grants, performance bonus grants, and deferred share grants have been exercised and/or cancelled.